Risk management - Santander Corporate & Investment Banking (Details) - Santander Corporate & Investment Banking	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Maximum
Credit risk
SICR rating range	3.6
Estimated sensitivity rate range	9.3
Minimum
Credit risk
SICR rating range	0.1
Estimated sensitivity rate range	1
Pessimistic scenario
Credit risk
GDP growth (as a percent)	3.03%	3.04%
Percentage of weightings associated with the macroeconomic scenarios	30.00%	30.00%	20.00%
Base scenario
Credit risk
GDP growth (as a percent)	3.39%	3.55%
Percentage of weightings associated with the macroeconomic scenarios	40.00%	40.00%	60.00%
Optimistic scenario
Credit risk
GDP growth (as a percent)	3.56%	3.83%
Percentage of weightings associated with the macroeconomic scenarios	30.00%	30.00%	20.00%
Long-run scenario
Credit risk
GDP growth (as a percent)	1.54%